Legal and Other Proceedings (Details Narrative) 10-Q - USD ($)		12 Months Ended
	Aug. 19, 2016	Mar. 31, 2017	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Number of shares of common stock	2,650,000	2,650,000
Common stock issuable upon exercise of warrants	7,950,000	293,332	466,667
Accrued legal fees			$ 11,000